UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03931

CLIPPER FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments

March 31, 2007

(Unaudited)

Shares	Security	Value
COMMON STOCK – (100.03%)

AUTOMOBILES & COMPONENTS – (5.11%)
2,867,000	Harley-Davidson, Inc.	$168,436,250
CAPITAL GOODS – (10.52%)
10,985,000	Tyco International Ltd.	346,576,750
CAPITAL MARKETS – (13.72%)
3,267,640	Ameriprise Financial, Inc.	186,712,950
3,095,000	Mellon Financial Corp.	133,518,300
1,614,000	Merrill Lynch & Co., Inc.	131,815,380
		452,046,630
COMMERCIAL BANKS – (2.41%)
1,442,040	Wachovia Corp.	79,384,302
CONSUMER FINANCE – (8.47%)
4,947,500	American Express Co.	279,039,000
DIVERSIFIED FINANCIAL SERVICES – (3.73%)
2,541,600	JPMorgan Chase & Co.	122,962,608
ENERGY – (8.74%)
4,211,500	ConocoPhillips	287,856,025
FOOD & STAPLES RETAILING – (13.93%)
4,554,100	Costco Wholesale Corp.	245,101,662
4,552,900	Wal-Mart Stores, Inc.	213,758,655
		458,860,317
FOOD, BEVERAGE & TOBACCO – (3.06%)
1,149,300	Altria Group, Inc.	100,920,033
HOUSEHOLD & PERSONAL PRODUCTS – (5.65%)
2,945,500	Procter & Gamble Co.	186,037,780
MEDIA – (3.81%)
5,421,000	News Corp., Class A	125,333,520
MULTI-LINE INSURANCE – (9.20%)
4,508,600	American International Group, Inc.	303,068,092
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (1.65%)
901,500	Johnson & Johnson	54,324,390
PROPERTY & CASUALTY INSURANCE – (4.55%)
1,375	Berkshire Hathaway Inc., Class A*	149,861,250
SOFTWARE & SERVICES – (4.64%)
5,489,400	Microsoft Corp.	152,934,684
TELECOMMUNICATION SERVICES – (0.84%)
1,457,000	Sprint Nextel Corp.	27,624,720

	Total Common Stock – (identified cost $2,658,708,128)	3,295,266,351

Schedule of Investments – (Continued)

March 31, 2007

(Unaudited)

Total Investments – (100.03%) – (identified cost $2,658,708,128) – (a)	$3,295,266,351
Liabilities Less Other Assets – (0.03%)	(948,082)
Total Net Assets – (100.00%)	$3,294,318,269

* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $2,660,721,892. At March 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes was as follows:

Unrealized appreciation	$645,450,417
Unrealized depreciation	(10,905,958)
Net unrealized appreciation	$634,544,459

Valuation of Securities – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the closing bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLIPPER FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 30, 2007

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 30, 2007